General - Schedule of Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to redemption	$ 172,779
Class A ordinary shares subject to redemption	174,568
Remeasurement of carrying value to redemption value	$ 1,789